INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

NOTE 5 INTANGIBLE ASSETS

USDm	2018	2017	2016
Goodwill
Cost:
Balance as of 1 January	11.4	11.4	11.4
Additions during the year	-	-	-
Balance as of 31 December	11.4	11.4	11.4

Impairment losses:
Balance as of 1 January	-11.4	-11.4	-
Impairment losses for the year	-	-	-11.4
Balance as of 31 December	-11.4	-11.4	-11.4

Carrying amount as of 31 December	-	-	-